Lease liabilities and right-of-use assets	12 Months Ended
Jun. 30, 2025
Lease liabilities and right-of-use assets

14 Lease liabilities and right-of-use assets

The Company’s leases include rental of a solar power system and plant space. Lease liabilities are secured by the related leased assets.

Solar power system lease

The solar power system lease has a term commencing on October 31, 2015 through December 31, 2035.

Land lease

The Company leases land in Cootamundra, Australia, where the oilseed processing plant and ancillary buildings accommodating the equipment and facilities are located. The Cootamundra land lease has a term commencing on January 1, 2023 through December 31, 2025.

Balances of the right-of use assets and lease liabilities are set forth on the accompanying statement of financial position.

The following table shows the remaining contractual maturities of the Company’s lease liabilities and the right-of-use assets as of June 30, 2025, 2024, and 2023:

(a) Right-of-use assets	2025	2024	2023
At cost	1,347,718	1,347,718	1,347,718
Less accumulated amortisation	(499,354)	(403,298)	(307,245)
Total Right of Use assets	848,364	944,420	1,040,472

	2025	2024	2023
(b) Lease liabilities
Within 1 year (Current)	89,109	89,109	82,386
After 1 year but within 2 years	80,750	80,750	92,405
After 2 years but within 5 years	224,930	224,930	227,744
After 5 years	407,555	573,667	651,603
Non-current liabilities	713,235	879,347	971,752
Total lease liabilities	802,344	968,456	1,054,138